UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1
Statement of Operations ...................................................    2
Statements of Changes in Members' Capital .................................    3
Statement of Cash Flows ...................................................    4
Financial Highlights ......................................................    5
Notes to Financial Statements .............................................    6
Schedule of Portfolio Investments .........................................   15

                                                    UBS MULTI-STRAT FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in Investment Funds, at fair value (cost $95,888,921)   $114,848,105
Cash and cash equivalents                                             14,800,869
Receivable from Investment Funds                                       4,882,843
Interest receivable                                                          513
Other assets                                                              36,385
                                                                    ------------
TOTAL ASSETS                                                         134,568,715
                                                                    ------------
LIABILITIES
Withdrawals payable                                                   10,264,480
Subscriptions received in advance                                      2,140,545
Management Fee payable                                                   144,284
Professional fees payable                                                104,656
Administration fee payable                                                34,808
Administrator Fee payable                                                 33,296
Other liabilities                                                         48,892
                                                                    ------------
TOTAL LIABILITIES                                                     12,770,961
                                                                    ------------
MEMBERS' CAPITAL                                                    $121,797,754
                                                                    ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                           $102,838,570
Accumulated net unrealized appreciation/(depreciation) on
   investments in Investment Funds                                    18,959,184
                                                                    ------------
MEMBERS' CAPITAL                                                    $121,797,754
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Interest                                                            $     3,255
                                                                    -----------
TOTAL INVESTMENT INCOME                                                   3,255
                                                                    -----------
EXPENSES
Management Fee                                                          838,270
Administrator Fee                                                       193,447
Professional fees                                                       185,626
Administration fee                                                       65,690
Directors' fees                                                          25,136
Printing, insurance and other expenses                                   80,888
                                                                    -----------
TOTAL EXPENSES                                                        1,389,057
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,385,802)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds         1,733,821
Net change in unrealized appreciation/depreciation on investments
   in Investment Funds                                                 (188,561)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                1,545,260
                                                                    -----------
NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          $   159,458
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                    ADVISER       MEMBERS         TOTAL
                                                                   ---------   ------------   ------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                                $ 110,090   $103,045,741   $103,155,831
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                       (1,081)    (2,586,349)    (2,587,430)
   Net realized gain/(loss) from investments in Investment Funds       4,148      4,036,444      4,040,592
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                 14,450     13,951,086     13,965,536
                                                                   ---------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                            17,517     15,401,181     15,418,698
                                                                   ---------   ------------   ------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                    --     27,611,870     27,611,870
Members' withdrawals                                                      --    (31,494,447)   (31,494,447)
                                                                   ---------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                      --     (3,882,577)    (3,882,577)
                                                                   ---------   ------------   ------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                              $ 127,607   $114,564,345   $114,691,952
                                                                   ---------   ------------   ------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                         (552)    (1,385,250)    (1,385,802)
   Net realized gain/(loss) from investments in Investment Funds       1,763      1,732,058      1,733,821
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                   (105)      (188,456)      (188,561)
                                                                   ---------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                             1,106        158,352        159,458
                                                                   ---------   ------------   ------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                    --     17,210,824     17,210,824
Members' withdrawals                                                      --    (10,264,480)   (10,264,480)
                                                                   ---------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                      --      6,946,344      6,946,344
                                                                   ---------   ------------   ------------
MEMBERS' CAPITAL AT JUNE 30, 2010                                  $ 128,713   $121,669,041   $121,797,754
                                                                   ---------   ------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                      $    159,458
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
   Purchases of investments in Investment Funds                                                (21,000,000)
   Proceeds from disposition of investments in Investment Funds                                  8,753,828
   Net realized (gain)/loss from investments in Investment Funds                                (1,733,821)
   Net change in unrealized appreciation/depreciation on investments in Investment Funds           188,561
   Changes in assets and liabilities:
   (Increase) decrease in assets:
      Advanced subscriptions in Investment Funds                                                10,000,000
      Interest receivable                                                                              365
      Receivable from Investment Funds                                                           4,378,103
      Other assets                                                                                 (21,190)
   Increase (decrease) in liabilities:
      Administration fee payable                                                                    12,213
      Administrator Fee payable                                                                      1,088
      Management Fee payable                                                                         4,718
      Professional fees payable                                                                    (36,830)
      Other liabilities                                                                             15,928
                                                                                              ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                          722,421
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in advance     19,351,369
Payments on Members' withdrawals, including change in withdrawals payable                      (16,074,607)
                                                                                              ------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                        3,276,762
Net increase in cash and cash equivalents                                                        3,999,183
Cash and cash equivalents--beginning of period                                                  10,801,686
                                                                                              ------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                      $ 14,800,869
                                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                    PERIOD FROM
                                     JANUARY 1,
                                      2010 TO                                  YEARS ENDED DECEMBER 31,
                                   JUNE 30, 2010      ------------------------------------------------------------------------
                                    (UNAUDITED)           2009           2008           2007           2006           2005
                                   -------------      ------------   ------------   ------------   ------------   ------------
Ratio of net investment loss to
   average members' capital(a,b)           (2.20%)(c)        (2.21%)        (2.04%)        (2.05%)        (2.59%)        (1.95%)
Ratio of total expenses to
   average members' capital(a,b)            2.21%(c)          2.22%          2.13%          2.13%          2.64%          2.18%
Portfolio turnover rate                     7.74%            32.28%          1.51%         12.32%         14.81%         50.12%
Total return(d)                             0.21%            14.43%        (14.71%)         8.15%         11.88%          0.38%
Average debt ratio(a)                         --              0.06%          0.44%          1.05%         10.50%            --
Members' capital at end of period
   (including the Adviser)          $121,797,754      $114,691,952   $103,155,831   $158,635,046   $124,250,435   $118,229,025

(a) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

(b) Ratios of net investment income (loss) and total expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

(c)  Annualized.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004 and commenced operations on October 1, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one quarter of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one quarter of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table. There were no transfers between Level 1 and Level 2.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2010. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2010.

     The Investment Fund in the convertible arbitrage category may simultaneously purchase or sell convertible securities and either buy or short sale the same issuer's common stock while maintaining a market neutral position. The Investment Fund within this strategy is generally subject to a 45 day redemption notice period and can be redeemed with no restrictions as of the measurement date.

     The Investment Funds in the direct loans/structured finance strategy invest primarily in asset-based lending, real estate-structured finance transactions, distressed securities, subprime residential mortgage market and special situation investments. Investment Funds within this strategy are generally subject to a 45 - 180 day redemption notice period and are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months.

     The Investment Funds in the distressed/credit strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. Investment Funds within this strategy are generally subject to a 45 - 90 day redemption notice

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     period. Investment Funds representing approximately 7 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is expected over the next 36 months. The remaining approximately 93 percent of the Investment Funds have either initial redemption dates commencing in the future (43 percent) or are available to be redeemed with no restrictions (50 percent), subject to the Investment Funds' liquidity terms, as of the measurement date.

     The Investment Funds in the global macro strategy employ a discretionary top-down global approach to investing across a broad range of financial products, including fixed income, commodity, currency and global equity instruments, to exploit mis-pricings and market volatility by using a blend of relative value and directional strategies. The Investment Funds within this strategy are generally subject to a 60 - 90 day redemption notice period and are available to be redeemed with no restrictions, subject to the Investment Fund's liquidity terms, as of the measurement date.

     The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in U.S. common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 45 - 60 day redemption notice period and are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $6,348,301, transferred from Level 2 to Level 3 at the measurement date.

     The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing approximately 14 percent of the fair value of the investments in this strategy is in a side pocket where the liquidation of assets is expected over the next 36 months. The remaining approximately 86 percent of the Investment Funds are available to be redeemed, subject to the Investment Funds' liquidity terms, with no restrictions as of the measurement date. One Investment Fund, with a fair value of $8,409,148, transferred from Level 3 to Level 2 at the measurement date.

     The Investment Funds in the special situations strategy invest by diversifying across multiple strategies, and diversifying within strategies and hedge the risk of individual positions and the risk of

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     the individual strategies as well as the residual risk of the entire portfolio. Investment Funds within this strategy are generally subject to a 60 - 100 day redemption notice period. Investment Funds representing approximately 8 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 92 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Complete information about the Investment Funds' underlying investments is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2010.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $1,385,802 and $1,733,821 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES (CONTINUED)

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Management Fee") at an annual rate of 1.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Administrator and the Adviser's capital account. The Management Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Adviser. A portion of the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The net increase or decrease in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Administrator Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     PFPC Trust Company provides custodial services for the Fund.

6.   INVESTMENTS

     As of June 30, 2010, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the period from January 1, 2010 to June 30, 2010 amounted to $21,000,000 and $8,753,828, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

6.   INVESTMENTS (CONTINUED)

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations ranging from 20.00% to 25.00% of net profits earned.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.   SUBSEQUENT EVENTS

     As of June 30, 2010, the Fund had $10,264,480 of withdrawals payable. On July 22, 2010, the Fund paid $9,262,432. The remaining amount payable of $1,002,048 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2010 tender offer.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                                                            DOLLAR
                                                                       REALIZED                                            AMOUNT OF
                                                                         AND                                              FAIR VALUE
                                                                      UNREALIZED                                 FIRST     FOR FIRST
                                                             % OF    GAIN/(LOSS)    INITIAL                   AVAILABLE    AVAILABLE
                                                           MEMBERS'     FROM      ACQUISITION                 REDEMPTION  REDEMPTION
       INVESTMENT FUND               COST      FAIR VALUE   CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a)     (b)          (b)
-------------------------------  -----------  -----------  --------  -----------  -----------  -------------  ----------  ----------
CONVERTIBLE ARBITRAGE
Waterstone Market Neutral Fund,
   L.P. (c)                      $ 3,136,852  $ 6,067,774      4.98  $  222,633     10/1/2004   Quarterly
                                 -----------  -----------  --------  ----------
   CONVERTIBLE ARBITRAGE
      SUBTOTAL                   $ 3,136,852  $ 6,067,774      4.98% $  222,633
DIRECT LOANS/STRUCTURED FINANCE
CPIM Structured Credit Fund,
   L.P. (d)                        2,017,789      355,428      0.29    (106,051)    11/1/2005      N/A
Marathon Structured Finance
   Fund, L.P. (d)                  2,130,189    1,801,452      1.48      10,783      4/1/2005      N/A
Marathon Structured Finance
   Fund, L.P. (e)                    190,476      760,733      0.62       5,337      4/1/2005      N/A
                                 -----------  -----------  --------  ----------
   DIRECT LOANS/STRUCTURED
      FINANCE SUBTOTAL           $ 4,338,454  $ 2,917,613      2.39% $  (89,931)
DISTRESSED/CREDIT
Aurelius Capital Partners, L.P.    5,000,000    5,639,482      4.63     434,443     12/1/2009  Semi-Annually  12/31/2011   5,639,482
Brigade Leveraged Capital
   Structures Fund, L.P. (c)       7,000,000    7,900,279      6.49     329,292      7/1/2009    Quarterly
Claren Road Credit Partners,
   L.P. (c)                        4,660,039    6,881,721      5.65     301,594      1/1/2007    Quarterly
Claren Road Credit Partners,
   L.P. L Interest (e)             1,549,866      777,739      0.64      46,114      1/1/2007       N/A
Claren Road Credit Partners,
   L.P., L Interest Payable (e)      573,746      415,626      0.34      24,644      1/1/2007       N/A
Gracie Credit Opportunities
   Fund, L.L.C.                    7,000,000    7,147,295      5.87     133,202     11/1/2009   Quarterly     12/31/2010   7,147,295
Harbinger Capital Partners
   Fund I, L.P., Class L (e)          47,343      190,255      0.15      26,391      9/1/2007       N/A
Harbinger Class PE Holdings
   (US) Trust (e)                    875,094      618,951      0.51    (139,176)     9/1/2007       N/A
                                 -----------  -----------  --------  ----------
   DISTRESSED/CREDIT SUBTOTAL    $26,706,088  $29,571,348     24.28% $1,156,504
GLOBAL MACRO
Brevan Howard, L.P. (c)            6,000,000    6,182,343      5.08      81,739     10/1/2009    Monthly
COMAC Global Macro Fund
   L.P. (c)                        5,000,000    4,791,261      3.93    (208,739)     5/1/2010    Monthly
                                 -----------  -----------  --------  ----------
   GLOBAL MACRO SUBTOTAL         $11,000,000  $10,973,604      9.01% $ (127,000)
LONG/SHORT EQUITY
Anthion Partners, L.P. (c)         3,000,000    2,958,451      2.43     (41,549)     4/1/2010    Quarterly
Bay Pond Partners, L.P. (c)        4,017,395    6,219,359      5.10      86,587      7/1/2007  Semi-Annually
Cobalt Partners, L.P. (c)          7,074,584    7,644,759      6.28    (243,885)     7/1/2007  Semi-Annually
D. Jabro Partners, L.P.            4,230,047    6,348,301      5.21     371,543      1/1/2006    Annually
Eminence Partners, L.P. (c)        4,149,544    5,274,567      4.33    (683,234)     1/1/2005    Quarterly
                                 -----------  -----------  --------  ----------
   LONG/SHORT EQUITY SUBTOTAL    $22,471,570  $28,445,437     23.35% $ (510,538)
MULTI-STRATEGY
Davidson Kempner Partners,
   L.P. (c)                        7,160,713    9,193,866      7.55     374,665      1/1/2006  Semi-Annually
OZ Domestic Partners, L.P. (c)     5,928,397    8,409,148      6.90     (27,564)     5/1/2005    Annually
OZ Domestic Partners, L.P. (e)     1,933,207    2,844,039      2.34     173,386      5/1/2005       N/A
                                 -----------  -----------  --------  ----------
   MULTI-STRATEGY SUBTOTAL       $15,022,317  $20,447,053     16.79% $  520,487
SPECIAL SITUATIONS
Amber Fund, L.P. (d)                 226,486      332,987      0.27      42,522      2/1/2006       N/A
Brookdale International
   Partners, L.P. (c)              5,098,474    9,094,510      7.47     349,427      8/1/2005    Quarterly
Mason Capital, L.P.                6,000,000    5,972,871      4.90     (27,129)     1/1/2010    Annually

     The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                                                            DOLLAR
                                                                       REALIZED                                            AMOUNT OF
                                                                         AND                                              FAIR VALUE
                                                                      UNREALIZED                                 FIRST     FOR FIRST
                                                             % OF    GAIN/(LOSS)    INITIAL                   AVAILABLE    AVAILABLE
                                                           MEMBERS'     FROM      ACQUISITION                 REDEMPTION  REDEMPTION
INVESTMENT FUND (CONTINUED)         COST      FAIR VALUE    CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a)     (b)          (b)
------------------------------  -----------  ------------  --------  -----------  -----------  -------------  ----------  ----------
SPECIAL SITUATIONS (CONTINUED)
Seneca Capital, L.P. (e)        $   479,251  $     29,972      0.03  $       (10)  10/1/2004        N/A
Seneca Capital, L.P. (e)            456,280       102,603      0.09       23,774   10/1/2004        N/A
Seneca Capital, L.P., SLV (d)       953,149       892,333      0.73       10,080   10/1/2004        N/A
                                -----------  ------------  --------  -----------
   SPECIAL SITUATIONS SUBTOTAL  $13,213,640  $ 16,425,276     13.49% $   398,664
Redeemed Investment Funds                --            --        --      (25,559)
                                -----------  ------------  --------  -----------
TOTAL                           $95,888,921  $114,848,105     94.29% $ 1,545,260
                                ===========  ============  ========  ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the June 30, 2010 measurement date.

                                  ASSETS TABLE

                                    TOTAL FAIR
                                     VALUE AT
DESCRIPTION                       JUNE 30, 2010   LEVEL 1     LEVEL 2       LEVEL 3
-----------                       -------------   -------   -----------   -----------
Convertible Arbitrage              $  6,067,774     $--     $ 6,067,774   $        --
Direct Loans/Structured Finance       2,917,613      --              --     2,917,613
Distressed/Credit                    29,571,348      --      14,782,000    14,789,348
Global Macro                         10,973,604      --      10,973,604            --
Long/Short Equity                    28,445,437      --      22,097,136     6,348,301
Multi-Strategy                       20,447,053      --      17,603,014     2,844,039
Special Situations                   16,425,276      --       9,094,510     7,330,766
                                   ------------     ---     -----------   -----------
TOTAL ASSETS                       $114,848,105     $--     $80,618,038   $34,230,067
                                   ============     ===     ===========   ===========

     The preceding notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                    NET
                                                                      CHANGE IN                 TRANSFERS
                                                                      UNREALIZED       NET      IN AND/OR
                                     BALANCE AS OF      REALIZED    APPRECIATION/   PURCHASES/   (OUT) OF    BALANCE AS OF
DESCRIPTION                        DECEMBER 31, 2009   GAIN/(LOSS)   DEPRECIATION    (SALES)    OF LEVEL 3   JUNE 30, 2010
-----------                        -----------------  ------------  -------------  -----------  -----------  -------------
Direct Loans / Structured Finance     $ 3,954,109     $(1,073,317)    $ 983,386    $  (946,565) $        --   $ 2,917,613
Distressed Credit                      13,272,999           6,890       518,727        990,732           --    14,789,348
Long/Short Equity                              --              --            --             --    6,348,301     6,348,301
Multi-Strategy                         13,397,872       1,083,840      (997,691)    (2,230,834)  (8,409,148)    2,844,039
Special Situations                      1,489,715          33,438        15,799      5,791,814           --     7,330,766
                                      -----------     -----------     ---------    -----------  -----------   -----------
Total                                 $32,114,695     $    50,851     $ 520,221    $ 3,605,147  $(2,060,847)  $34,230,067
                                      ===========     ===========     =========    ===========  ===========   ===========

Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of June 30, 2010 is $2,062,841.

The net transfers in and/or (out) of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to June 30, 2010.

     The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Multi-Strat Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.